Borrowings - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Discounted trade receivables	₨ 7,830	$ 120	₨ 1,656
Borrowings	581,588	8,932	745,780	$ 11,454	₨ 676,112
Secured borrowings	349,365	5,365	461,610
Unsecured borrowings	₨ 232,223	$ 3,567	₨ 284,170